Debt - Other (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
Total debt	$ 270,029	$ 219,680	$ 295,219
Unamortized debt costs	(2,602)	(2,769)	(4,910)
Current maturities of long-term debt	(9,287)	(11,504)	(8,735)
Short-term debt	(42,855)	(42,905)	(4,510)
Long-term debt, net	215,285	162,502	277,064
Term loan
Debt
Total debt	170,625	175,000
Term Loan Due in 2025
Debt
Total debt			235,668
Revolving credit facility
Debt
Total debt	55,000
ABL facility
Debt
Total debt			51,890
International trade finance lines
Debt
Total debt	42,855	42,905	4,510
International notes payable
Debt
Total debt	1,528	1,750	3,126
Other loans
Debt
Total debt	$ 21	$ 25	$ 25